Acquisitions - Schedules of Fair Value of Consideration Transferred, Net of Cash Acquired (Parenthetical) (Detail) - USD ($) $ in Thousands		1 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2019
Business Acquisition [Line Items]
Purchase price payable current	$ 2,638	$ 3,162	$ 0
Solar Acquisition [Member] | Year 2020 [Member]
Business Acquisition [Line Items]
Payments for Previous Acquisition	4,500
Purchase price payable current	$ 2,600
Acquisition Of True Green [Member] | Year 2021 [Member]
Business Acquisition [Line Items]
Payments for Previous Acquisition		4,100
Purchase price payable current		$ 2,400